Borrowings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
Additional borrowing capacity	$ 46.1
Minimum [Member]
Debt Instrument [Line Items]
Principal curtailment is due on borrowings	10.00%
Maximum [Member]
Debt Instrument [Line Items]
Principal curtailment is due on borrowings	20.00%